UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07792

Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.7% (2.4% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	$ 3,812,963
	NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Baa1	1,091,420
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Baa1	794,175
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007, 4.500%,	3/17 at 100.00	A+	9,841,336
	12/01/37 – SYNCORA GTY Insured
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	3/15 at 100.00	AAA	2,693,522
	2005, 5.000%, 3/01/25 – AGM Insured
19,910	Total Alabama			18,233,416
	Arizona – 5.0% (3.2% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA+	2,937,200
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA+	3,593,065
5,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA+	5,189,450
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,750,293
	2005, 4.750%, 7/01/27 – NPFG Insured (UB)
23,665	Total Arizona			24,470,008
	Arkansas – 2.6% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AA+	6,224,478
	Series 2004, 5.250%, 6/01/25 – AGM Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – NPFG Insured	11/14 at 100.00	Aa2	2,067,460
2,000	5.000%, 11/01/28 – NPFG Insured	11/14 at 100.00	Aa2	2,066,840
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aa2	2,509,016
	AMBAC Insured
12,225	Total Arkansas			12,867,794
	California – 23.9% (15.4% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	5,717,712
	1999A, 0.000%, 10/01/32 – NPFG Insured
20	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	22,958
	Series 2005AC, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured
1,980	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,161,487
	Series 2005AC, 5.000%, 12/01/24 – NPFG Insured
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,311,349
	5.000%, 10/01/33 – NPFG Insured
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,765,400
	2011A, 6.000%, 8/15/42
3,175	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 26.19	A+	566,547
	2002B, 0.000%, 8/01/35 – FGIC Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/12 at 26.77	Baa1	6,725,472
	Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,617,627
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	6,476,470
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	975,486
	11/01/23 – AGM Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2	6,962,578
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,211,680
	5.000%, 7/01/24 – FGIC Insured
3,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	3,818,500
	5.875%, 12/01/30
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	16,455,600
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,918,490
	5.000%, 8/15/34 – NPFG Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	8,317,485
	5.000%, 8/15/34 – NPFG Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA+ (4)	1,558,640
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA+	620,694
	Series 2011A, 0.000%, 8/01/28 – AGM Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/11 at 100.00	N/R	736,448
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,732,721
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	739,634
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	637,666
26,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	3,764,117
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB+	1,988,400
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	5,695,156
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,000	Torrance, California, Certificates of Participation, Refunding Series 2005B, 5.000%, 6/01/24 –	No Opt. Call	AA	5,069,600
	AMBAC Insured
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AA+	12,536,250
	AMBAC Insured (UB)
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/21 at 100.00	AA+	4,335,045
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured
188,515	Total California			117,439,212
	Colorado – 10.0% (6.4% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,962,271
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,451,206
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
16,095	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	17,657,342
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
125	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AA+	136,143
	AGM Insured
5,600	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18	12/13 at 100.00	AA+ (4)	6,193,208
	(Pre-refunded 12/01/13) – AGM Insured
12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	Baa1	3,268,920
	9/01/30 – NPFG Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AA– (4)	1,408,608
	2002B, 5.000%, 12/01/27 (Pre-refunded 12/01/12) – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	2,863,625
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	5,870,431
2,000	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	2,290,900
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA+	2,777,729
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,038,240
	FGIC Insured
53,755	Total Colorado			48,918,623
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	1,067,013
	Bonds, Series 2007, Residuals 1606, 11.736%, 10/01/30 – AMBAC Insured (IF)
	Florida – 6.2% (4.0% of Total Investments)
1,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA+	1,095,740
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,252,560
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,531,714
	2011, 5.000%, 11/15/24
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	No Opt. Call	AA+	10,017,400
	5.000%, 7/01/35
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	11/16 at 100.00	AA+	6,450,648
	11/01/31 – AGM Insured
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 –	7/15 at 100.00	AA+	5,804,141
	AGM Insured
1,500	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue and	10/21 at 100.00	AA+	1,500,480
	Refunding Bonds, Embry-Riddle Aeronautical University, Inc. Project, Series 2011, 5.000%,
	10/15/29 – AGM Insured
30,100	Total Florida			30,652,683
	Georgia – 5.1% (3.3% of Total Investments)
5,600	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA+	5,609,296
	AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,547,142
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,099,680
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
1,475	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	Aa2	1,540,018
	NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	1,876,761
2,580	5.000%, 11/01/22 – NPFG Insured	11/13 at 100.00	A1	2,717,824
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water Revenue Bonds,	1/13 at 100.00	N/R (4)	4,800,240
	Refunding Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – NPFG Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	3,063,930
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured
24,465	Total Georgia			25,254,891
	Hawaii – 4.6% (3.0% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – AGM Insured	7/13 at 100.00	AA+	2,542,010
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	1/12 at 100.00	Baa1	20,005,600
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
22,375	Total Hawaii			22,547,610
	Idaho – 0.0% (0.0% of Total Investments)
190	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/12 at 100.00	Aaa	195,282
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 6.6% (4.3% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	10/11 at 100.00	AA	1,018,613
	5.500%, 1/01/18 – FGIC Insured
8,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA+	8,149,520
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA+	2,307,178
	8/15/41 – AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,015,930
	2011C, 5.500%, 8/15/41
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System,
	Series 1993A:
670	6.125%, 4/01/12 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	692,452
5,045	6.250%, 4/01/18 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	6,135,729
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,265,335
	1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	4,010,480
	2/01/35 – FGIC Insured
19,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,315,932
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	4,382,430
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
95	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	10/11 at 100.00	AA+	96,463
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)
49,440	Total Illinois			32,390,062
	Indiana – 4.8% (3.1% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – AGM Insured	8/14 at 100.00	Aaa	2,272,705
2,215	5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	Aaa	2,372,509
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	10,161,300
	5.250%, 12/01/38
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,709,634
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	5,236,850
	5.500%, 1/01/38 – AGC Insured
23,050	Total Indiana			23,752,998
	Kansas – 0.3% (0.2% of Total Investments)
1,250	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – AGM Insured	9/14 at 101.00	AA+	1,311,700
	Kentucky – 1.0% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A–	2,003,674
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
3,040	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,107,488
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured
9,050	Total Kentucky			5,111,162
	Louisiana – 6.1% (4.0% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA+	5,102,450
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
3,935	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	4,082,995
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	1,058,046
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	2,307,770
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	2,600,825
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,320	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	1,304,846
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	13,687,981
30,240	Total Louisiana			30,144,913
	Maryland – 0.3% (0.2% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,662,610
	9/01/26 – SYNCORA GTY Insured
	Massachusetts – 3.5% (2.3% of Total Investments)
3,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	3,109,410
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,085,260
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Serie 2011J, 5.625%,	7/21 at 100.00	AA	1,004,480
	7/01/28 (Alternative Minimum Tax)
290	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/12 at 100.00	N/R	214,916
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AA+	3,594,330
	Trust 3091, 13.660%, 8/15/37 – AGM Insured (IF)
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,045,843
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,216,900
16,275	Total Massachusetts			17,271,139
	Michigan – 0.7% (0.4% of Total Investments)
3,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	10/11 at 100.00	AA	3,175,421
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Minnesota – 0.1% (0.1% of Total Investments)
600	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/12 at 100.00	AA+	602,616
	NPFG Insured
	Missouri – 0.5% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,102,660
	Bonds, Series 2006, 5.250%, 3/01/25 – NPFG Insured
355	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/11 at 100.00	AAA	355,643
	Apartments, Series 1996A, 6.000%, 12/01/16 – AGM Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A–	754,778
	10/01/33 – NPFG Insured
2,105	Total Missouri			2,213,081
	Nebraska – 0.5% (0.3% of Total Investments)
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA+	1,051,950
	AGM Insured
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	1,296,609
	2, Series 2006A, 20.264%, 8/01/40 – AMBAC Insured (IF)
1,865	Total Nebraska			2,348,559
	Nevada – 3.6% (2.3% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	1/12 at 101.00	Baa2	5,021,400
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
7,545	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	7,598,268
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	3,340,385
	7/01/24 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,055	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	D	469,559
5,500	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,320,495
26,380	Total Nevada			17,750,107
	New Jersey – 9.5% (6.1% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,358,819
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,382,503
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa2	1,640,933
	Series 2004, 5.000%, 1/15/22 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,541,965
1,475	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,534,870
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AA+	3,542,031
	10/01/15 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	5,329,250
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	1,988,000
12,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA+	12,604,500
	5.000%, 12/15/34 – AMBAC Insured
10,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	11,248,300
	AGM Insured
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured (UB)	1/15 at 100.00	AA+	3,427,975
71,925	Total New Jersey			46,599,146
	New Mexico – 1.0% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,536,860
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,109,987
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa2	2,113,020
	5.000%, 6/15/25 – NPFG Insured
4,465	Total New Mexico			4,759,867
	New York – 10.0% (6.5% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,191,893
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	5,256,100
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA+	7,718,571
	2010, 5.500%, 7/01/43 – AGM Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,079,840
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,442,533
	2/15/47 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	11,343,469
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	5,252,550
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	2,559,735
	5/01/33 – NPFG Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AA+	5,402,150
	AGM Insured
1,540	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,635,788
	Trust 2364, 17.266%, 11/15/44 – AMBAC Insured (IF)
495	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/11 at 100.00	AA+	495,708
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AA+	3,969,094
	AGM Insured
47,790	Total New York			49,347,431
	North Carolina – 2.3% (1.5% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	Aa3	1,281,300
	NPFG Insured
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,040,272
	2009-43W, 13.439%, 7/01/38 (IF), (6)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AA–	2,299,337
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AA–	2,403,509
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,084,150
	5/01/21 – AMBAC Insured
10,490	Total North Carolina			11,108,568
	Ohio – 1.6% (1.0% of Total Investments)
7,825	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	7,131,862
	AMBAC Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AA+	742,098
8,525	Total Ohio			7,873,960
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,612,665
	7/01/24 – AMBAC Insured
	Oregon – 0.3% (0.2% of Total Investments)
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	1/12 at 100.00	Baa1	1,520,988
	Apartments, Series 2000, 6.000%, 7/01/33 – NPFG Insured (Alternative Minimum Tax)
	Pennsylvania – 9.4% (6.1% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,091,160
	5.000%, 12/01/23 – NPFG Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	4,452,848
	5.000%, 8/01/24 – AMBAC Insured
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	1,760,080
	5.000%, 1/01/40 – AGM Insured
1,015	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,045,298
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	5,316,038
	2005A, 5.000%, 5/01/28 – NPFG Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	4,490,595
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,097,838
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA+	5,345,040
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AA+	3,055,230
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	2,971,239
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,562,769
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	10/11 at 100.00	AAA	2,426,623
	8/01/27 – AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	3,973,682
	5.000%, 1/15/25 – AGM Insured (UB)
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 –	12/21 at 100.00	AA+	1,144,226
	AGM Insured
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,518,147
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,962,367
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured
44,890	Total Pennsylvania			46,213,180
	Puerto Rico – 1.5% (1.0% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	2,583,425
	FGIC Insured
4,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA+	4,725,184
	2010C, 5.125%, 8/01/42 – AGM Insured
7,205	Total Puerto Rico			7,308,609
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA+	2,033,259
	2006, 5.000%, 12/01/28 – AGM Insured
	Texas – 13.3% (8.6% of Total Investments)
1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,702,890
	6.250%, 1/01/46
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – AGM Insured (UB)	7/14 at 100.00	AA+	3,761,792
3,645	5.000%, 7/15/23 – AGM Insured (UB)	7/14 at 100.00	AA+	3,930,877
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	10,074,800
	AMBAC Insured (UB)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	10/11 at 100.00	A+	12,358,625
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011,	8/20 at 100.00	A+	1,505,850
	5.250%, 8/15/33
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A1	5,669,213
	NPFG Insured
500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA+	548,560
	AGM Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%,	7/21 at 100.00	A	2,028,840
	7/01/24 (Alternative Minimum Tax)
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AA+	4,598,246
	Corporation, Series 2003B, 5.000%, 5/15/21 – AGM Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	10,011,100
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,325,259
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa2	2,472,274
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
85	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	No Opt. Call	AA+	87,138
	3/15/18 – AGM Insured
2,215	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18	3/12 at 100.00	AA+ (4)	2,278,748
	(Pre-refunded 3/15/12) – AGM Insured
64,291	Total Texas			65,354,212
	Utah – 2.4% (1.5% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+	9,157,968
	7/01/18 – AGM Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	A+	2,357,954
	5.000%, 12/15/33 – NPFG Insured
10,985	Total Utah			11,515,922
	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/11 at 100.00	Baa1	1,325,306
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured
	Virginia – 2.7% (1.7% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A	6,189,347
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	5,193,950
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – AGM Insured	6/14 at 100.00	AA+	1,252,638
500	5.250%, 12/15/23 – AGM Insured	6/14 at 100.00	AA+	544,625
12,530	Total Virginia			13,180,560
	Washington – 6.1% (3.9% of Total Investments)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1 (4)	1,456,884
	2002, 5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	3,060,689
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – NPFG Insured	12/14 at 100.00	AA	1,698,943
4,900	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	4,890,248
	Research Center, Series 2011A, 5.625%, 1/01/35
3,950	Washington State Health Care Facilities Authority, Revenue Bonds, Swedish Health Services,	11/11 at 100.00	A2	3,952,843
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20	7/12 at 100.00	AA+ (4)	6,474,969
	(Pre-refunded 7/01/12) – FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	8,301,360
31,820	Total Washington			29,835,936
	West Virginia – 1.6% (1.1% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	11/11 at 100.00	BBB–	8,017,840
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured
	Wisconsin – 2.4% (1.5% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	Aaa	7,763,279
	Project, Series 1996, 6.000%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	3,987,003
10,775	Total Wisconsin			11,750,282
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,003,049
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,001,428
2,000	Total Wyoming			2,004,477
$ 883,541	Total Investments (cost $748,989,431) – 154.8%			760,743,108
	Floating Rate Obligations – (11.8)%			(57,980,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.6)% (7)			(219,000,000)
	Other Assets Less Liabilities – 1.6%			7,808,196
	Net Assets Applicable to Common Shares – 100%			$ 491,571,304

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$760,743,108	$ —	$760,743,108

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $702,339,715.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 29,321,635
Depreciation	(28,899,739)
Net unrealized appreciation (depreciation) of investments	$ 421,896

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011